Capital Stock and Changes in Capital Accounts (Tables)	12 Months Ended
Dec. 31, 2021
Capital Stock and Changes in Capital Accounts
Schedule of share-based compensation restricted stock and restricted stock units activity

		Weighted Average
	Number of Shares	Grant Date Price
Outstanding at December 31, 2018	3,761,633	$4.04
Granted	2,000,000	2.99
Vested	(1,928,400)	3.75
Outstanding at December 31, 2019	3,833,233	$3.63
Granted	2,200,000	2.72
Vested	(3,610,221)	3.52
Outstanding at December 31, 2020	2,423,012	$2.95
Granted	8,260,000	2.85
Vested	(1,168,363)	3.20
Outstanding at December 31, 2021	9,514,649	$2.83